Supplementary Dislcosures Related to Stock Options (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 29, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 18, 2011	Dec. 31, 2010
Exercise Price 3-18-2010 Stock Option Grant									$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 724,000				$ 724,000		$ 40,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		100.00%					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			91,667		91,667	0	0	123,250
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		65.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	225,617			133,950	225,617	133,950	133,950	136,109		36,867
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 6.45	$ 0.00	$ 0.00	$ 6.00
Portion of January 18, 2011 Award Vesting on First, Second and Third Anniversary Dates							25.00%	25.00%
Percent Of January 18, 2011 Stock Option Grant Vested on Date of Grant							25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 3.72
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.88%					2.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		3.13%					3.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Minimum		6 years					6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		10 years					9 years
Share-based compensation	63			28	122,000	57,000	113,000	113,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 520,000				$ 520,000		$ 225,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		4 years					2 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 5.69				$ 5.69		$ 5.56
1-11-13 Stock Option Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 4.54
1-18-11 Stock Option Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	123,250				123,250		123,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 3.72